Derivative Instruments and Accounting Hedges - Fair Value Hedges (Details) - Fair value hedge (Swaps) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cross currency swap
Bank's portfolio of derivative instruments
Notional Amounts	$ 13,914	$ 16,721
Interest rate swap
Bank's portfolio of derivative instruments
Notional Amounts	78,970	122,081
Commercial loans
Bank's portfolio of derivative instruments
Notional Amounts	13,914	16,721
Corporate bonds
Bank's portfolio of derivative instruments
Notional Amounts	$ 78,970	$ 122,081